Series D Preferred Stock	6 Months Ended
Jun. 30, 2023
Series D Preferred Stock
Series D Preferred Stock

Note 10. Series D Preferred Stock

The Company has authorized 50,000 shares of Series D Preferred Stock with a par value of $0.01 and a stated value of $1,000. No dividends are to be paid other than in those in the same form as dividends actually paid on common stock other than any adjustments related to stock dividends or stock splits.

This Series D Preferred Stock has no voting rights. However, as long as any such shares are outstanding, the Company must seek approval from holders of Series D Preferred Stock of at least 66% of the then outstanding shares in order to (a) alter or change the powers, preferences or rights given to the Series D Preferred Stock in a materially adverse manner, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the Series D Preferred Stock, (c) amend its certificate of incorporation or other charter documents in any manner that materially adversely affects any rights of the holders, (d) increase the number of authorized shares of Series D Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing.

Each share of Series D Preferred Stock is convertible at any time at the option of the holder into the number of shares of common stock determined by dividing the stated value of such share of $1,000 by $0.175, subject to adjustment by certain events as defined in the certificate of designation. If the average price of the Company’s common stock, as defined and calculated, for any 22 trading days during a 30 consecutive trading day period exceeds $0.2975, subject to adjustment, the Company can require conversion of the Series D Preferred Stock into common stock subject to certain conditions including stock trading volumes and existence of an effective registration statement for such converted shares.

At any time on or after May 3, 2025, the Company may also redeem some or all outstanding Series D Preferred Stock for $1,050 per share plus any accrued and unpaid dividends and any other amounts due in respect of the Series D Preferred Stock. Such redemption is subject to certain conditions including stock trading volumes and existence of an effective registration statement.

The Company received an aggregate of $17.3 million in proceeds from the PIPE Investors who were issued 17,376 shares of Series D preferred stock along with and 99,292,858 Series A warrants to purchase shares of the Company’s common stock (the “Series A Warrants”) and 99,292,858 Series B warrants to purchase shares of common stock (the “Series B Warrants” and together with the Series A Warrants, the “PIPE Warrants”). See further description of the PIPE Warrants in Note 12.

Additionally and upon the Merger, holders of the AR Debentures were issued 4,423 shares of Series D Preferred Stock. No warrants were issued with or are associated with these shares.